Note 2 - Securities (Details) - Amortized Cost and Approximate Fair Value of Available for Sale Securities (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Securities (Details) - Amortized Cost and Approximate Fair Value of Available for Sale Securities [Line Items]
Securities Amortized Cost	$ 101,670,858	$ 100,709,492
Securities Gross Unrealized (Losses)	(4,281,654)	(553,767)
Securities Approximate Fair Value	97,692,685	101,980,644
Securities Gross Unrealized Gains	303,481	1,824,919
Equity Securities [Member]
Note 2 - Securities (Details) - Amortized Cost and Approximate Fair Value of Available for Sale Securities [Line Items]
Securities Amortized Cost	102,212	102,212
Securities Gross Unrealized (Losses)	(18,913)	(31,604)
Securities Approximate Fair Value	99,306	70,914
Securities Gross Unrealized Gains	16,007	306
US Government Agencies Debt Securities [Member]
Note 2 - Securities (Details) - Amortized Cost and Approximate Fair Value of Available for Sale Securities [Line Items]
Securities Amortized Cost	33,198,865	38,188,554
Securities Gross Unrealized (Losses)	(1,437,478)	(39,706)
Securities Approximate Fair Value	31,761,387	38,351,061
Securities Gross Unrealized Gains		202,213
US States and Political Subdivisions Debt Securities [Member]
Note 2 - Securities (Details) - Amortized Cost and Approximate Fair Value of Available for Sale Securities [Line Items]
Securities Amortized Cost	14,133,821	10,212,376
Securities Gross Unrealized (Losses)	(660,021)	(84,456)
Securities Approximate Fair Value	13,492,627	10,378,189
Securities Gross Unrealized Gains	18,827	250,269
Domestic Corporate Debt Securities [Member]
Note 2 - Securities (Details) - Amortized Cost and Approximate Fair Value of Available for Sale Securities [Line Items]
Securities Amortized Cost	990,663	1,839,976
Securities Approximate Fair Value	994,272	1,907,865
Securities Gross Unrealized Gains	3,609	67,889
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 2 - Securities (Details) - Amortized Cost and Approximate Fair Value of Available for Sale Securities [Line Items]
Securities Amortized Cost	53,245,297	50,366,374
Securities Gross Unrealized (Losses)	(2,165,242)	(398,001)
Securities Approximate Fair Value	51,345,093	51,272,615
Securities Gross Unrealized Gains	$ 265,038	$ 1,304,242